Loss per share (Details 1) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Number of ordinary shares issued at January 1	10,397,836	10,397,836	10,397,836
Business Combination	48,602,164
Acquisition Merger	2,668,375
Effect of treasury shares held	(101,699)	(1,620,191)	(1,620,191)
Conversion of Convertible Notes	8,409
Weighted-average number of ordinary shares for the year ended December 31	61,575,085	8,777,645	8,777,645